Acquisitions and Dispositions (Schedule of Disposal Groups, Including Discontinued Operations Consolidated Statements of Income) (Detail) - Dominion Energy Gas Holdings LLC [Member] - USD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Business Acquisition And Dispositions [Line Items]
Net income from discontinued operations	$ 26	$ 45	$ 80	$ 102
Discontinued Operations [Member] | East Ohio [Member]
Business Acquisition And Dispositions [Line Items]
Operating revenue	154	164	383	379
Depreciation and amortization	22	19	43	36
Other operating expenses	128	99	277	235
Other income	18	18	37	36
Interest and related charges	8	9	18	17
Income tax expense	3	11	17	26
Net income from discontinued operations	11	44	65	101
Discontinued Operations [Member] | DGP [Member]
Business Acquisition And Dispositions [Line Items]
Operating revenue	34	52	79	102
Depreciation and amortization	1	4	2	7
Other operating expenses	12	47	56	94
Income tax expense	6		6
Net income from discontinued operations	$ 15	$ 1	$ 15	$ 1